Operating Income - Schedule of Other Income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Other Income [Line Items]
Other income	€ 3,893	€ 3,398
C I R Tax Credit [Member]
Disclosure Of Other Income [Line Items]
Other income	3,547	3,343
Other Operating Income [Member]
Disclosure Of Other Income [Line Items]
Other income	263	46
Government Grants And Subsidies [Member]
Disclosure Of Other Income [Line Items]
Other income	€ 82	€ 9